Note 1 - Nature of the Business and Basis of Presentation (Details Textual) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Operating Segments	1		1
Retained Earnings (Accumulated Deficit)	$ (270,285)		$ (222,815)	$ (186,174)
Net Cash Provided by (Used in) Operating Activities	(36,132)	$ (54,763)	(68,462)	(28,439)	$ (11,174)
Cash and Cash Equivalents, at Carrying Value	$ 30,971		$ 76,528	$ 8,533